Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Summary information by segment
Number of principal business segments | segment	2
Revenues	$ 655,800	$ 477,891	$ 334,172
Advertising & Marketing
Summary information by segment
Revenues	570,982	402,415	264,782
Other
Summary information by segment
Revenues	$ 84,818	$ 75,476	$ 69,390